Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Additional term	1 year
Depreciation expense (in Dollars)	$ 339,857	$ 246,124
Office Lease [Member]
Property, Plant and Equipment [Line Items]
Initial term	1 year
Right-of-use assets [member]
Property, Plant and Equipment [Line Items]
Initial term	3 years
Additional term	1 year